GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.30%
56,000	Air Products & Chemicals Inc	$ 12,424,160
28,000	Franco-Nevada Corp(a)	2,552,480
133,000	Kirkland Lake Gold Ltd(a)	5,958,400
240,000	RPM International Inc	16,514,400
250,000	Valvoline Inc	5,507,500
		42,956,940
Communications — 3.12%
30,000	Chewy Inc Class A(b)	737,400
557,000	Corning Inc	15,885,640
129,000	IAC/InterActiveCorp(a)(b)	28,118,130
4,000	Shopify Inc Class A(b)	1,246,640
416,521	Symantec Corp	9,842,391
66	Venture Global LNG Inc Series B(b)(c)(d)	343,200
410	Venture Global LNG Inc Series C(b)(c)(d)	2,132,000
		58,305,401
Consumer, Cyclical — 15.23%
85,000	Alaska Air Group Inc	5,517,350
217,000	Aptiv PLC	18,970,140
112,000	Burlington Stores Inc(b)	22,379,840
84,000	CarMax Inc(b)	7,392,000
107,000	Casey's General Stores Inc	17,244,120
49,000	Darden Restaurants Inc	5,792,780
180,000	Dollar General Corp	28,609,200
154,000	Dollar Tree Inc(b)	17,580,640
141,000	Dunkin' Brands Group Inc	11,189,760
140,000	Hilton Worldwide Holdings Inc	13,035,400
165,000	Levi Strauss & Co Class A(a)(b)	3,141,600
84,000	Marriott International Inc Class A	10,447,080
775,000	MGM Resorts International	21,483,000
126,000	Michaels Cos Inc(a)(b)	1,233,540
476,000	Norwegian Cruise Line Holdings Ltd(b)	24,642,520
28,000	O'Reilly Automotive Inc(b)	11,158,280
547,000	Tapestry Inc	14,249,350
57,000	Tiffany & Co(a)	5,279,910
25,000	Ulta Beauty Inc(b)	6,266,250
113,000	United Airlines Holdings Inc(b)	9,990,330
70,000	Vail Resorts Inc	15,929,200
73,000	VF Corp	6,496,270
79,000	Visteon Corp(b)	6,520,660
		284,549,220
Consumer, Non-Cyclical — 28.23%
283,000	Acadia Healthcare Co Inc(a)(b)	8,795,640
156,000	Alcon Inc(b)	9,093,240
422,000	Alkermes PLC(b)	8,233,220
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,000	Alnylam Pharmaceuticals Inc(b)	$ 5,388,140
286,000	Amneal Pharmaceuticals Inc(b)	829,400
28,000	Argenx SE ADR(b)	3,190,880
24,000	Ascendis Pharma A/S ADR(b)	2,311,680
651,000	Avantor Inc(b)	9,569,700
103,658	Avery Dennison Corp	11,772,439
523,000	Bruker Corp	22,975,390
448,000	Catalent Inc(b)	21,351,680
354,934	Clarivate Analytics PLC(b)	5,987,737
238,000	Conagra Brands Inc	7,301,840
124,000	Cooper Cos Inc	36,828,000
345,000	CoreLogic Inc(b)	15,963,150
28,000	CoStar Group Inc(b)	16,609,600
463,000	Elanco Animal Health Inc(b)	12,311,170
45,000	Equifax Inc	6,330,150
74,000	Exact Sciences Corp(b)	6,687,380
73,000	FleetCor Technologies Inc(b)	20,934,940
56,000	Gartner Inc(b)	8,007,440
161,000	Global Payments Inc	25,599,000
716,000	Hologic Inc(b)	36,150,840
45,000	ICU Medical Inc(b)	7,182,000
21,000	IDEXX Laboratories Inc(b)	5,710,530
210,000	IHS Markit Ltd(b)	14,044,800
102,000	Incyte Corp(b)	7,571,460
139,000	Kroger Co	3,583,420
21,000	MarketAxess Holdings Inc	6,877,500
84,000	MEDNAX Inc(b)	1,900,080
73,000	Neurocrine Biosciences Inc(b)	6,578,030
240,000	Perrigo Co PLC	13,413,600
140,000	PRA Health Sciences Inc(b)	13,892,200
28,000	Sage Therapeutics Inc(b)	3,928,120
28,000	Sarepta Therapeutics Inc(b)	2,108,960
117,603	Seattle Genetics Inc(b)	10,043,296
223,000	ServiceMaster Global Holdings Inc(b)	12,465,700
338,000	Sprouts Farmers Market Inc(b)	6,536,920
132,000	Teleflex Inc	44,847,000
239,000	TransUnion	19,385,290
196,000	TreeHouse Foods Inc(a)(b)	10,868,200
141,000	Verisk Analytics Inc	22,297,740
83,465	West Pharmaceutical Services Inc	11,837,006
		527,294,508
Energy — 2.16%
339,000	Cabot Oil & Gas Corp	5,956,230
282,000	Concho Resources Inc	19,147,800
170,000	Continental Resources Inc(b)	5,234,300
79,000	Pioneer Natural Resources Co	9,935,830
		40,274,160

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — 7.84%
112,000	Assurant Inc	$ 14,091,840
113,000	Axis Capital Holdings Ltd	7,539,360
141,000	Cboe Global Markets Inc	16,202,310
451,000	Fidelity National Financial Inc	20,028,910
279,000	Fifth Third Bancorp	7,639,020
395,000	KKR & Co Inc Class A	10,605,750
71,000	Progressive Corp	5,484,750
435,000	SLM Corp	3,838,875
478,000	TD Ameritrade Holding Corp	22,322,600
83,000	Tradeweb Markets Inc Class A	3,069,340
181,000	Webster Financial Corp	8,483,470
141,000	Willis Towers Watson PLC	27,208,770
		146,514,995
Industrial — 20.08%
394,000	Agilent Technologies Inc	30,192,220
42,000	Allegion PLC	4,353,300
520,000	Ball Corp	37,861,200
181,000	BWX Technologies Inc	10,355,010
77,000	Cognex Corp	3,783,010
464,000	Colfax Corp(a)(b)	13,483,840
98,000	FLIR Systems Inc	5,153,820
254,000	Fortive Corp	17,414,240
689,000	Gardner Denver Holdings Inc(b)	19,491,810
140,000	IDEX Corp	22,943,200
154,000	JB Hunt Transport Services Inc	17,040,100
279,000	Keysight Technologies Inc(b)	27,132,750
153,000	L3Harris Technologies Inc	31,921,920
42,000	Martin Marietta Materials Inc	11,512,200
255,000	National Instruments Corp	10,707,450
56,000	Roper Technologies Inc	19,969,600
282,000	Sealed Air Corp	11,705,820
477,000	Sensata Technologies Holding PLC(b)	23,878,620
618,000	Textron Inc	30,257,280
98,000	Waste Connections Inc	9,016,000
211,000	Xylem Inc	16,799,820
		374,973,210
Technology — 12.27%
101,000	Atlassian Corp PLC Class A(b)	12,669,440
155,000	Black Knight Inc(b)	9,464,300
198,000	Ceridian HCM Holding Inc(b)	9,775,260
211,000	DocuSign Inc(a)(b)	13,065,120
175,000	Entegris Inc	8,235,500
139,000	Fidelity National Information Services Inc	18,453,640
225,000	Fiserv Inc(b)	23,307,750
774,000	Marvell Technology Group Ltd	19,326,780
223,000	Maxim Integrated Products Inc	12,913,930
326,000	Microchip Technology Inc	30,288,660
Shares		Fair Value
Technology — (continued)
140,000	Skyworks Solutions Inc	$ 11,095,000
153,583	Slack Technologies Inc Class A(a)(b)	3,644,525
113,000	Splunk Inc(b)	13,318,180
127,000	SS&C Technologies Holdings Inc	6,549,390
17,000	Veeva Systems Inc Class A(b)	2,595,730
9,042	WeWork Class A(b)(c)(d)	153,985
126,000	Workday Inc Class A(b)	21,414,960
134,000	Xilinx Inc	12,850,600
		229,122,750
Utilities — 2.14%
62,000	Atmos Energy Corp	7,061,180
141,000	Eversource Energy	12,051,270
141,000	Sempra Energy	20,813,010
		39,925,460
TOTAL COMMON STOCK — 93.37% (Cost $1,357,055,121)		$1,743,916,644
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
183	Roofoods Ltd Series D-1 0.00%(b)(c)(d)	76,476
5,230	Roofoods Ltd Series F 0.00%(b)(c)(d)	2,032,639
		2,109,115
Technology — 0.07%
44,193	WeWork Series D-1 0.00%(b)(c)(d)	752,607
34,723	WeWork Series D-2 0.00%(b)(c)(d)	591,333
		1,343,940
TOTAL CONVERTIBLE PREFERRED STOCK — 0.18% (Cost $3,239,696)		$3,453,055

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 6.32%
$118,000,000	U.S. Treasury Bills 1.40%, 10/01/2019	$ 118,000,000
Repurchase Agreements — 2.12%
9,423,535	Undivided interest of 13.92% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $9,423,535 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(e)	9,423,535
9,423,535	Undivided interest of 20.07% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $9,423,535 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(e)	9,423,535
1,979,522	Undivided interest of 21.62% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $1,979,522 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(e)	1,979,522
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,423,535	Undivided interest of 23.07% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $9,423,535 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(e)	$ 9,423,535
9,423,535	Undivided interest of 37.32% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $9,423,535 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(e)	9,423,535
		39,673,662
TOTAL SHORT TERM INVESTMENTS — 8.44% (Cost $157,673,662)		$157,673,662
TOTAL INVESTMENTS — 101.99% (Cost $1,517,968,479)		$1,905,043,361
OTHER ASSETS & LIABILITIES, NET — (1.99)%		$(37,216,210)
TOTAL NET ASSETS — 100.00%		$1,867,827,151

(a)	All or a portion of the security is on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$343,200	0.02%
Venture Global LNG Inc Series C	10/16/2017	1,504,805	2,132,000	0.11
WeWork Class A	12/09/2014-05/26/2015	128,136	153,985	0.01
Convertible Preferred Stock
Roofoods Ltd Series D-1	05/16/2019	76,476	76,476	0.00
Roofoods Ltd Series F	09/12/2017	1,849,174	2,032,639	0.11
WeWork Series D-1	12/09/2014	735,866	752,607	0.04
WeWork Series D-2	12/09/2014	578,180	591,333	0.03
		$5,071,957	$6,082,240	0.32%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,732,194,219	$9,093,240	$2,629,185	$1,743,916,644
Convertible Preferred Stock	—	—	3,453,055	3,453,055
Short Term Investments	—	157,673,662	—	157,673,662
Total Assets	$1,732,194,219	$166,766,902	$6,082,240	$1,905,043,361
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019